IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
iOx IPR&D [Member]
IfrsStatementLineItems [Line Items]
Recognized an impairment	$ 57,890	$ 59,320
iOx IPR&D [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	57,890	117,210
iOx IPR&D [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	0	57,890
Tarus IPR&D [Member]
IfrsStatementLineItems [Line Items]
Recognized an impairment	23,615	4,585
Tarus IPR&D [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	23,615	28,200
Tarus IPR&D [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	$ 0	$ 23,615